SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible assets
Impairment of intangible assets with indefinite useful lives	0	0	0
Licensed copyrights
Intangible assets
Weighted-average useful life of an intangible asset	1 year 11 months 16 days
Advertising license
Intangible assets
Weighted-average useful life of an intangible asset	28 years
Technology
Intangible assets
Weighted-average useful life of an intangible asset	5 years
Non-compete agreement
Intangible assets
Weighted-average useful life of an intangible asset	3 years
Customer relationship
Intangible assets
Weighted-average useful life of an intangible asset	5 years
User generated content
Intangible assets
Weighted-average useful life of an intangible asset	2 years